Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance income expense [line items]
Interest expense	$ (3,684)	$ (4,016)	$ (4,168)
Capitalization of borrowing costs	10	12	19
Net interest on net defined benefit liabilities	(73)	(82)	(95)
Accretion expense	(593)	(564)	(650)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(562)	(502)	(393)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(101)		(180)
Tax on financial transactions	(73)	(103)	(79)
Net mark-to-market results on derivatives related to the hedging of share-based payment	(23)	(1,211)
Other financial costs, including bank fees	(135)	(135)	(225)
Finance cost excluding exceptional items	(5,234)	(6,601)	(5,771)
Exceptional finance cost	(806)	(1,818)	(222)
Finance costs	(6,040)	(8,419)	(5,993)
Interest income	113	150	292
Interest income on Brazilian tax credits	118	315	118
Hyperinflation monetary adjustments	152	76	86
Market-to-market gains on derivatives related to the hedging of share-based payment programs			898
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)		43
Other financial income	48	58	21
Finance income excluding exceptional items	431	642	1,415
Exceptional finance income		80	1,104
Finance income	431	722	2,519
Net finance income/(cost) excluding exceptional items	(4,803)	(5,959)	(4,355)
Net finance income/(cost)	$ (5,609)	$ (7,697)	$ (3,473)